Employee Benefit Plans - Schedule of Future Payments to Participants from Defined Benefit Plans (Detail) - Defined Benefit Pension Plan [Member] $ in Millions	Dec. 31, 2018 USD ($)
Future payments of defined benefit plan
2019	$ 46.0
2020	45.0
2021	44.0
2022	42.7
2023	41.5
Next five years	$ 183.5